Plumb Balanced Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 63.3%	Shares	Value
Broadline Retail - 6.3%
Amazon.com, Inc. (a)	10,000	$2,193,900
MercadoLibre, Inc. (a)	1,100	1,870,484
		4,064,384

Commercial Services & Supplies - 5.0%
Copart, Inc. (a)	30,000	1,721,700
VSE Corp.	16,000	1,521,600
		3,243,300

Consumer Finance - 3.2%
American Express Co.	7,000	2,077,530

Financial Services - 13.5%
Fiserv, Inc. (a)	6,000	1,232,520
Mastercard, Inc. - Class A	3,950	2,079,951
Toast, Inc. - Class A (a)	40,000	1,458,000
Visa, Inc. - Class A	7,000	2,212,280
WEX, Inc. (a)	10,200	1,788,264
		8,771,015

Health Care Equipment & Supplies - 2.7%
Intuitive Surgical, Inc. (a)	3,350	1,748,566

Interactive Media & Services - 3.5%
Alphabet, Inc. - Class A	12,000	2,271,600

IT Services - 0.3%
Grid Dynamics Holdings, Inc. (a)	10,000	222,400

Oil, Gas & Consumable Fuels - 3.2%
Exxon Mobil Corp.	13,000	1,398,410
Phillips 66	6,000	683,580
		2,081,990

Personal Care Products - 2.4%
elf Beauty, Inc. (a)	12,500	1,569,375

Pharmaceuticals - 4.7%
Eli Lilly & Co.	2,200	1,698,400
Novo Nordisk AS - ADR	15,500	1,333,310
		3,031,710

Semiconductors & Semiconductor Equipment - 8.8%
Advanced Micro Devices, Inc. (a)	10,500	1,268,295
NVIDIA Corp.	26,000	3,491,540
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5,000	987,450
		5,747,285

Software - 6.4%
Adobe, Inc. (a)	3,200	1,422,976
Autodesk, Inc. (a)	3,000	886,710
Microsoft Corp.	4,450	1,875,675
		4,185,361

Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	8,500	2,128,570
TOTAL COMMON STOCKS (Cost $18,774,631)		41,143,086

CORPORATE BONDS - 31.6%	Par	Value
Aerospace & Defense - 1.4%
Boeing Co., 2.95%, 02/01/2030	1,000,000	893,172

Banks - 13.4%
Amalgamated Financial Corp., 3.25% to 11/15/2026 then 3 mo. Term SOFR + 2.30%, 11/15/2031	1,000,000	869,684
Banc of California, Inc., 4.38% to 10/30/2025 then 3 mo. Term SOFR + 4.20%, 10/30/2030	1,200,000	1,168,759
Bank of America NA, 5.31% (SOFR + 0.78%), 08/18/2025	700,000	701,858
Citigroup, Inc., 4.70% to 01/30/2025 then SOFR + 3.23%, Perpetual	1,000,000	994,957
Flagstar Bancorp, Inc., 4.13% to 11/01/2025 then 3 mo. Term SOFR + 3.91%, 11/01/2030	500,000	442,678
JPMorgan Chase & Co., 5.00%, 12/13/2034	1,000,000	990,578
Pinnacle Financial Partners, Inc., 7.50% (SOFR + 3.04%), 09/15/2029	1,575,000	1,566,055
TriState Capital Holdings, Inc., 5.75% to 05/15/2025 then 3 mo. LIBOR US + 5.36%, 05/15/2030 (b)	500,000	497,500
Wells Fargo & Co., 4.65%, 08/15/2026 (c)	500,000	497,306
Western Alliance Bank, 5.25% to 06/01/2025 then 3 mo. Term SOFR + 5.12%, 06/01/2030	1,000,000	973,125
		8,702,500

Building Products - 1.7%
Masco Corp., 7.75%, 08/01/2029	1,000,000	1,106,815

Capital Markets - 3.1%
Charles Schwab Corp., 5.38% to 06/01/2025 then 5 yr. CMT Rate + 4.97%, Perpetual	1,500,000	1,494,379
Goldman Sachs Group, Inc., 4.80%, 11/29/2031	500,000	485,008
		1,979,387

Electric Utilities - 0.8%
Appalachian Power Co., 6.38%, 04/01/2036	500,000	518,324

Financial Services - 4.3%
Morgan Stanley Finance LLC
5.00%, 06/28/2032	1,000,000	984,838
5.85%, 05/08/2034	1,250,000	1,255,224
National Rural Utilities Cooperative Finance Corp., 5.80%, 01/15/2033	550,000	569,328
		2,809,390

Health Care Equipment & Services - 0.7%
HCA, Inc., 3.50%, 09/01/2030	500,000	454,522

Hotels, Restaurants & Leisure - 2.0%
Expedia Group, Inc., 5.00%, 02/15/2026	1,300,000	1,302,468

IT Services - 0.5%
VeriSign, Inc., 4.75%, 07/15/2027	350,000	349,665

Oil & Gas - 1.9%
Murphy Oil USA, Inc., 5.63%, 05/01/2027	250,000	248,990
National Grid USA, 5.88%, 04/01/2033	1,000,000	989,891
		1,238,881

Oil, Gas & Consumable Fuels - 1.6%
El Paso Natural Gas Co. LLC, 7.50%, 11/15/2026	1,000,000	1,047,384

Pharmacy Services - 0.2%
CVS Pass-Through Trust, 6.94%, 01/10/2030	125,051	128,742
TOTAL CORPORATE BONDS (Cost $20,907,090)		20,531,250

U.S. GOVERNMENT AGENCY ISSUES - 0.8%	Par	Value
Federal Home Loan Mortgage Corp, 5.50%, 02/26/2029	500,000	499,274
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $500,000)		499,274

MUNICIPAL BONDS - 0.7%	Par	Value
Massachusetts Educational Financing Authority, 4.60%, 07/01/2031	500,000	483,623
TOTAL MUNICIPAL BONDS (Cost $500,000)		483,623

SHORT-TERM INVESTMENTS - 3.3%		Value
Money Market Funds - 3.3%	Shares
First American Government Obligations Fund - Class X, 4.56% (d)	2,175,039	2,175,039
TOTAL SHORT-TERM INVESTMENTS (Cost $2,175,039)		2,175,039

TOTAL INVESTMENTS - 99.7% (Cost $42,856,760)		64,832,272
Other Assets in Excess of Liabilities - 0.3%		171,377
TOTAL NET ASSETS - 100.0%		$65,003,649
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AS - Aksjeselskap
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	Step coupon bond. The rate disclosed is as of December 31, 2024.
(d)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Notes to the Schedule of Investments (Unaudited)

Security Valuation

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments)

Equity securities, including common stocks, are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Nasdaq-listed securities are valued at their Nasdaq Office Closing Price. Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used. These securities will generally be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds and preferred securities, are valued using a market approach based on information supplied by independent pricing services. The market inputs used by the independent pricing service include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. To the extent the inputs are observable and timely, these debt securities and preferred securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used in valuing the Funds' assets carried at fair value as of December 31st, 2023.

Plumb Balanced Fund
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$45,629,471	$–	$–	$45,629,471
Corporate Bonds	–	19,605,903	–	19,605,903
U.S. Government Agency Issues	–	743,808	–	743,808
U.S. Treasury Obligations	–	493,132	–	493,132
Money Market Funds	443,650	–	–	443,650
Total Investments	$46,073,121	$20,842,843	$–	$66,915,964

Refer to the Schedule of Investments for industry classifications.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Plumb Balanced Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$41,143,087	$–	$–	$41,143,087
Corporate Bonds	–	20,531,250	–	20,531,250
U.S. Government Agency Issues	–	499,274	–	499,274
Municipal Bonds	–	483,624	–	483,624
Money Market Funds	2,175,039	–	–	2,175,039
Total Investments	$43,318,125	$21,514,147	$–	$64,832,272

Refer to the Schedule of Investments for further disaggregation of investment categories.